Consolidated Statements of Cash Flow (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash provided by (used in)
Net loss for the period	(12,686,441)	(16,256,876)	(16,418,088)	(122,011,795)
Items not affecting cash:
Stock based compensation	2,427,031	2,450,734	702,762	21,293,598
Depreciation of capital assets	514,333	475,595	526,041	2,668,584
Provision for reclamation	(473,979)	44,932	26,578	115,653
Write-off of mineral properties	0	0	381,252	803,336
Loss on equity investment	58,467	310,941	0	369,408
Foreign exchange loss (gain)	378,839	(183,927)	1,554,906	(312,241)
Gain on sale of assets	(970,068)	3,997	7,915	(2,037,152)
Non-cash exploration costs	0	0	0	2,726,280
Other loss (income)	9,000	80,250	(64,125)	26,873
Change in non-cash working capital items:
Amounts receivable	(496)	3,509	(255)	(5,577)
Prepaid expenses	(88,499)	(5,893)	(2,902)	(204,959)
Accounts payable and accrued liabilities	8,671	132,090	(189,803)	828,910
Net Cash Provided by (Used in) Operating Activities, Total	(10,823,142)	(12,944,648)	(13,475,719)	(95,739,082)
Investing activities
Mineral property costs	(319,984)	(155,855)	(755,329)	(14,205,897)
Purchase of short-term investments	(10,257,281)	(6,896,348)	(18,930,806)	(200,971,371)
Sale of short-term investments	10,647,830	5,131,139	24,609,301	195,981,430
Decrease (increase) in restricted cash	2,216,885	(441,959)	(1,103,629)	(2,319,815)
Deposit for Pathfinder acquisition	(1,333,021)	0	0	(1,333,021)
Funding of equity investment	(27,347)	(29,155)	0	(56,502)
Payments to/from venture partner	0	0	0	146,806
Proceeds from sale of property and equipment	100	149	17,769	1,127,318
Purchase of capital assets	(10,804,604)	(761,587)	(1,022,231)	(16,464,495)
Net Cash Provided by (Used in) Investing Activities, Total	(9,877,422)	(3,153,616)	2,815,075	(38,095,547)
Financing activities
Issuance of common shares and warrants for cash	17,250,000	0	5,000,000	144,306,538
Share issue costs	(1,005,458)	0	(279,849)	(3,854,332)
Proceeds from exercise of warrants and stock options	75,512	3,357,307	3,519,256	25,521,399
RSUs redeemed for cash	(18,868)	0	0	(18,868)
Payment of long-term obligations	(27,467)	0	0	(17,592,592)
Net Cash Provided by (Used in) Financing Activities, Total	16,273,719	3,357,307	8,239,407	148,362,145
Effects of foreign exchange rate changes on cash	(242,361)	191,621	(1,317,271)	(3,027,243)
Net change in cash and cash equivalents	(4,669,206)	(12,549,336)	(3,738,508)	11,500,273
Beginning cash and cash equivalents	16,169,479	28,718,815	32,457,323
Ending cash and cash equivalents	11,500,275	16,169,479	28,718,815	11,500,275
Total Interest paid	3,619	0	0	3,619
Non-cash financing and investing activities:
Common shares issued for properties	0	0	0	1,164,750
Mineral property acquired in asset exchange	970,320	0	0	970,320